GMO SERIES TRUST

Supplement dated March 10, 2014 to the

GMO Series Trust Prospectus dated August 31, 2013, as supplemented

GMO International Developed Equity Allocation Series Fund

Effective March 10, 2014, the following disclosure is added to page 61 of the Prospectus, immediately following the section captioned “Fees and expenses”:

Shareholder fees

	Fees paid directly from your investment	Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	0	0.08%	[1]
Redemption fee (as a percentage of amount redeemed)	0	0.08%	[1]

[1]	These amounts are paid to and retained by GMO International Developed Equity Allocation Fund, the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

In addition, the section captioned “Example” on page 61 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both GMO International Developed Equity Allocation Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year*	3 Years	1 Year*	3 Years
Class R4	$109	$322	$101	$313
Class R5	$94	$275	$86	$266
Class R6	$84	$243	$75	$234

*	After reimbursement